Registration No. 333-201935
Investment Company Act of 1940 File No. 811-23029

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 107	X
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 109	X
(Check Appropriate Box or Boxes)
_________________
PRINCIPAL EXCHANGE-TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
(515) 247-5419
(Registrant’s Telephone Number, including Area Code)
_________________

Name and Address of Agent for Service:
Laura Latham
Principal Financial Group
Des Moines, IA 50392
_________________
Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b)
_X _    on June 9, 2022 pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)
____    on (date) pursuant to paragraph (a)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Principal Healthcare Innovators, Principal Millennials, Principal Quality, Principal U.S. Mega-Cap, Principal U.S. Small-Cap Multi-Factor, and Principal Value ETFs.
EXPLANATORY NOTE
The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 104, as it relates to the Principal Healthcare Innovators, Principal Millennials, Principal Quality, Principal U.S. Mega-Cap, Principal U.S. Small-Cap Multi-Factor, and Principal Value ETFs series of the Registrant, until June 9, 2022. Parts A, B and C of the Registrant's Post-Effective Amendment No. 104 under the Securities Act of 1933 as it relates to Principal Healthcare Innovators, Principal

Millennials, Principal Quality, Principal U.S. Mega-Cap, Principal U.S. Small-Cap Multi-Factor, and Principal Value ETFs series of the Registrant, filed on March 30, 2022, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 26th day of May, 2022.

Principal Exchange-Traded Funds
(Registrant)
/s/ K. Bhatia _____________________________________ K. Bhatia President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ K. Bhatia __________________________ K. Bhatia	President and Chief Executive Officer (Principal Executive Officer)	May 26, 2022

/s/ M. Scholten __________________________ M. Scholten	Chief Financial Officer (Principal Financial Officer)	May 26, 2022

/s/ M. Hoffmann _____________________ M. Hoffmann	Vice President and Controller (Controller)	May 26, 2022

(L. T. Barnes)* __________________________ L. T. Barnes	Trustee	May 26, 2022

(C. Damos)* __________________________ C. Damos	Trustee	May 26, 2022

(T. M. Dunbar)* __________________________ T. M. Dunbar	Trustee	May 26, 2022

(P. G. Halter)* __________________________ P. G. Halter	Trustee	May 26, 2022

(F. S. Hirsch)* __________________________ F. S. Hirsch	Trustee	May 26, 2022

(V. Hymes)* __________________________ V. Hymes	Trustee	May 26, 2022

(P. L. Lattimer)* __________________________ P. L. Lattimer	Trustee	May 26, 2022

(K. McMillan)* __________________________ K. McMillan	Trustee	May 26, 2022

(E. A. Nickels)* __________________________ E. A. Nickels	Trustee	May 26, 2022

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Trustee	May 26, 2022

	/s/ K. Bhatia	May 26, 2022
K. Bhatia
President and Chief Executive Officer

* Pursuant to Power of Attorney appointing K. Bhatia dated 3/18/2020 - Filed as Ex 99.(j)(iii) on 10/28/2020 (Accession No. 0001572661-20-000255), for V. Hymes dated 12/15/2020 - Filed as Ex 99.(j)(iii) on 02/09/2021 (Accession No. 0001572661-21-000005), and for P. Lattimer dated 12/15/2020 - Filed as Ex 99.(j)(iii) on 02/09/2021 (Accession No. 0001572661-21-000005).